UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Everest Capital Limited

Address:  Everest Capital Limited
          65 Front Street, 6th Floor
          Hamilton, Bermuda HM12

13F File Number:  028-04298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Damian Resnik
Title:  Chief Compliance Officer
Phone:  (441) 296-0222


Signature, Place and Date of Signing:

   /s/ Damian Resnik          Hamilton, Bermuda          May 17, 2010
-----------------------     ---------------------     ------------------
      [Signature]               [City, State]               [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        57

Form 13F Information Table Value Total:  $332,899
                                         (thousands)


List of Other Included Managers:

Form 13F File Number            Name

None.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
                                                            MARKET
                                                            VALUE      SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP     (X$1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
AMERICAN INTL GROUP INC       COM NEW          026874784       389       11,400  SH          SOLE       NONE       11,400
AMERIPRISE FINL INC           COM              03076C106       417        9,200  SH          SOLE       NONE        9,200
AMR CORP                      COM              001765106     6,669      732,100  SH          SOLE       NONE      732,100
ANADARKO PETE CORP            COM              032511107    21,813      299,500  SH          SOLE       NONE      299,500
ANNTAYLOR STORES CORP         COM              036115103    15,862      766,300  SH          SOLE       NONE      766,300
BANK OF AMERICA CORPORATION   COM              060505104    24,753    1,386,700  SH          SOLE       NONE    1,386,700
BB&T CORP                     COM              054937107     4,609      142,300  SH          SOLE       NONE      142,300
BEAZER HOMES USA INC          COM              07556Q105     1,332      293,300  SH          SOLE       NONE      293,300
BRUNSWICK CORP                COM              117043109       402       25,200  SH          SOLE       NONE       25,200
CITIGROUP INC                 COM              172967101    32,353    7,988,400  SH          SOLE       NONE    7,988,400
CLEARWIRE CORP NEW            CL A             18538Q105       354       49,500  SH          SOLE       NONE       49,500
CONTINENTAL AIRLS INC         CL B             210795308     7,083      322,400  SH          SOLE       NONE      322,400
CVS CAREMARK CORPORATION      COM              126650100       424       11,600  SH          SOLE       NONE       11,600
D R HORTON INC                COM              23331A109     2,068      164,100  SH          SOLE       NONE      164,100
DELTA AIR LINES INC DEL       COM NEW          247361702     7,423      508,800  SH          SOLE       NONE      508,800
DILLARDS INC                  CL A             254067101       415       17,600  SH          SOLE       NONE       17,600
DYNEGY INC DEL                CL A             26817G102       330      262,000  SH          SOLE       NONE      262,000
EASTMAN KODAK CO              COM              277461109       394       68,100  SH          SOLE       NONE       68,100
EBAY INC                      COM              278642103    14,293      530,000  SH          SOLE       NONE      530,000
EDISON INTL                   COM              281020107       403       11,800  SH          SOLE       NONE       11,800
FIBRIA CELULOSE S A           SP ADR REP COM   31573A109     8,358      382,000  SH          SOLE       NONE      382,000
FIFTH THIRD BANCORP           COM              316773100     4,327      319,100  SH          SOLE       NONE      319,100
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109    12,510      685,100  SH          SOLE       NONE      685,100
FORD MTR CO DEL               COM PAR $0.01    345370860       383       30,500  SH          SOLE       NONE       30,500
FREEPORT-MCMORAN COPPER & GO  COM              35671D857     3,425       41,000  SH          SOLE       NONE       41,000
GENWORTH FINL INC             COM CL A         37247D106       449       24,500  SH          SOLE       NONE       24,500
IVANHOE MINES LTD             COM              46579N103     1,551       89,100  SH          SOLE       NONE       89,100
JA SOLAR HOLDINGS CO LTD      SPON ADR         466090107    11,702    2,093,400  SH          SOLE       NONE    2,093,400
KB HOME                       COM              48666K109     2,276      135,900  SH          SOLE       NONE      135,900
KEYCORP NEW                   COM              493267108     4,351      561,400  SH          SOLE       NONE      561,400
LENNAR CORP                   CL A             526057104     3,198      185,800  SH          SOLE       NONE      185,800
LIZ CLAIBORNE INC             COM              539320101       415       55,800  SH          SOLE       NONE       55,800
MBIA INC                      COM              55262C100       431       68,800  SH          SOLE       NONE       68,800
MCMORAN EXPLORATION CO        COM              582411104       344       23,500  SH          SOLE       NONE       23,500
M D C HLDGS INC               COM              552676108     1,689       48,800  SH          SOLE       NONE       48,800
MECHEL OAO                    SPONSORED ADR    583840103    49,395    1,738,050  SH          SOLE       NONE    1,738,050
MERITAGE HOMES CORP           COM              59001A102       389       18,500  SH          SOLE       NONE       18,500
MGM MIRAGE                    COM              552953101       406       33,800  SH          SOLE       NONE       33,800
MIRANT CORP NEW               COM              60467R100       342       31,500  SH          SOLE       NONE       31,500
NORDSTROM INC                 COM              655664100    15,932      390,000  SH          SOLE       NONE      390,000
NVR INC                       COM              62944T105     1,344        1,850  SH          SOLE       NONE        1,850
PULTE HOMES INC               COM              745867101     1,613      143,400  SH          SOLE       NONE      143,400
RADIAN GROUP INC              COM              750236101       544       34,800  SH          SOLE       NONE       34,800
REGIONS FINANCIAL CORP NEW    COM              7591EP100     4,640      591,100  SH          SOLE       NONE      591,100
RITE AID CORP                 COM              767754104       356      237,400  SH          SOLE       NONE      237,400
RYLAND GROUP INC              COM              783764103     2,125       94,700  SH          SOLE       NONE       94,700
SIRIUS XM RADIO INC           COM              82967N108       385      442,700  SH          SOLE       NONE      442,700
STANCORP FINL GROUP INC       COM              852891100       405        8,500  SH          SOLE       NONE        8,500
SUNTRUST BKS INC              COM              867914103     4,316      161,100  SH          SOLE       NONE      161,100
TEXTRON INC                   COM              883203101       382       18,000  SH          SOLE       NONE       18,000
TOLL BROTHERS INC             COM              889478103     1,676       80,600  SH          SOLE       NONE       80,600
TRIMBLE NAVIGATION LTD        COM              896239100     8,122      282,800  SH          SOLE       NONE      282,800
UAL CORP                      COM NEW          902549807    20,121    1,029,100  SH          SOLE       NONE    1,029,100
UNISYS CORP                   COM NEW          909214306       366       10,500  SH          SOLE       NONE       10,500
UNUM GROUP                    COM              91529Y106       426       17,200  SH          SOLE       NONE       17,200
U S AIRWAYS GROUP INC         COM              90341W108     6,717      913,900  SH          SOLE       NONE      913,900
VALE S A                      ADR              91912E105    15,702      718,900  SH          SOLE       NONE      718,900




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